Income Taxes - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Federal, State and Local, Tax Expense (Benefit)
State			$ 529	$ 179	$ 201
Foreign			1,619	(99)	510
Total current			2,148	80	711
Deferred expense (benefit)
Federal			173	(4,617)	(15,230)
State			81	(901)	(3,003)
Foreign			(2,291)	2,070	(23)
Total deferred	$ (4,359)	$ (1,584)	(2,037)	(3,448)	(18,256)
Income tax expense (benefit)	$ (4,359)	$ (1,584)	$ 111	$ (3,368)	$ (17,545)